Provident Investment Counsel Funds

                      Supplement Dated November 1, 2002 to
        Prospectus dated March 1, 2002 (as supplemented on July 1, 2002)


Effective  immediately,  each of the  Balanced  Fund A,  Growth Fund A and Small
Company Growth Fund A series (the "Funds") of PIC Investment Trust will implement a redemption fee equal to 1% of the proceeds from any redemption or exchange of shares held for less than 30 days. This fee is intended to discourage any market-timing activity and to help offset any associated costs.

Shares held on November 1, 2002 may be redeemed through December 2, 2002 without being subject to this redemption fee. In addition, the redemption fee does not apply to (i) shares purchased through reinvested dividends or capital gains distributions; (ii) shares held through 403(b) custodial accounts or 401(k) programs; or (iii) involuntary redemptions of low balance accounts.

The "Shareholder Fees" portion of the "Fees and Expenses" table on page 10 of the prospectus is amended to read as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                      Provident       Provident
                                                     Investment      Investment
                                                       Counsel         Counsel
                                                       Funds A         Funds B

Shareholder Fees
 (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                   5.75%             None
Maximum deferred sales (load) charge
  (as a percentage of purchase or sale price
  whichever is less)                                    None             5.00%
Redemption and Exchange fee                             1.00%*            None


-----------------

* Shareholders of Fund A shares will be charged a 1% fee on redemptions or exchanges made within 30 days of purchase. Additionally, shareholders who buy $1 million of Fund A shares without paying a sales charge will be charged a 1% fee on redemptions made within one year of purchase.

Investors   should  retain  this  supplement  with  the  prospectus  for  future reference. Please call (800) 618-7643 with any questions.



                       Provident Investment Counsel Funds
                   Provident Investment Counsel Twenty Fund I

                        Supplement Dated November 1, 2002
                       to Prospectus dated August 30, 2002


Effective immediately, the Provident Investment Counsel Twenty Fund I (the "Fund") series of PIC Investment Trust will implement a redemption fee equal to 1% of the proceeds from any redemption or exchange of shares held for less than 30 days. This fee is intended to discourage any market-timing activity and to help offset any associated costs.

Shares held on November 1, 2002 may be redeemed through December 2, 2002 without being subject to this redemption fee. In addition, the redemption fee does not apply to (i) shares purchased through reinvested dividends or capital gains distributions; (ii) shares held through 403(b) custodial accounts or 401(k) programs; or (iii) involuntary redemptions of low balance accounts.

The second sentence under "Fees and Expenses" on page 5 of the prospectus is amended to read as follows:

Shareholder Fees                                                   Provident
(fees paid directly from your investment)                     Investment Counsel
                                                                Twenty Fund I

Maximum sales charge (load) imposed on purchase
   (as a percentage of offering price)                                None
Maximum deferred sales (load) charge
  (as a percentage of purchase or sale price, whichever is less)      None
Redemption and Exchange fee*                                          1.00%
-----------------

* Shareholders will be charged a 1% fee on redemptions or exchanges made within 30 days of purchase.

The following paragraph has been added into "Transaction Services" portion of the "Investor Services" on page 9 of the prospectus:

Exchange Privilege
You may sell your Fund shares and buy shares of other Funds by telephone or in writing. Note that exchanges into each Fund are limited to four per calendar year, may under certain circumstances involve payment of a redemption fee, and may have tax consequences for you. Also see "Shareholder Account Policies".

Investors   should  retain  this  supplement  with  the  prospectus  for  future reference. Please call (800) 618-7643 with any questions.



                       Provident Investment Counsel Funds
                   Provident Investment Counsel Growth Fund I

                        Supplement Dated November 1, 2002
                        to Prospectus dated March 1, 2002


Effective immediately, the Provident Investment Counsel Growth Fund I (the "Fund") series of PIC Investment Trust will implement a redemption fee equal to 1% of the proceeds from any redemption or exchange of shares held for less than 30 days. This fee is intended to discourage any market-timing activity and to help offset any associated costs.

Shares held on November 1, 2002 may be redeemed through December 2, 2002 without being subject to this redemption fee. In addition, the redemption fee does not apply to (i) shares purchased through reinvested dividends or capital gains distributions; (ii) shares held through 403(b) custodial accounts or 401(k) programs; or (iii) involuntary redemptions of low balance accounts.

The "Shareholder Fees" portion of the "Fees and Expenses" table on page 5 of the prospectus is amended to read as follows:

Shareholder Fees                                                  Provident
  (fees paid directly from your investment)                   Investment Counsel
                                                                 Growth Fund I

Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                 None
Maximum deferred sales (load) charge
  (as a percentage of purchase or sale price, whichever is less)      None
Redemption and Exchange fee*                                          1.00%
-----------------
* Shareholders will be charged a 1% fee on redemptions or exchanges made within 30 days of purchase.

The following paragraph has been added into "Transaction Services" portion of the "Investor Services" on page 11 of the prospectus:

Exchange Privilege
You may sell your Fund shares and buy shares of other Funds by telephone or in writing. Note that exchanges into each Fund are limited to four per calendar year, may under certain circumstances involve payment of a redemption fee, and may have tax consequences for you. Also see "Shareholder Account Policies".

Investors   should  retain  this  supplement  with  the  prospectus  for  future reference. Please call (800) 618-7643 with any questions.




                       Provident Investment Counsel Funds
              Provident Investment Counsel Small Cap Growth Fund I

                        Supplement Dated November 1, 2002
                        to Prospectus dated March 1, 2002


Effective immediately, the Provident Investment Counsel Small Cap Growth Fund I (the "Fund") series of PIC Investment Trust will implement a redemption fee equal to 1% of the proceeds from any redemption or exchange of shares held for less than 30 days. This fee is intended to discourage any market-timing activity and to help offset any associated costs.

Shares held on November 1, 2002 may be redeemed through December 2, 2002 without being subject to this redemption fee. In addition, the redemption fee does not apply to (i) shares purchased through reinvested dividends or capital gains distributions; (ii) shares held through 403(b) custodial accounts or 401(k) programs; or (iii) involuntary redemptions of low balance accounts.

The "Shareholder Fees" portion of the "Fees and Expenses" table on page 5 of the prospectus is amended to read as follows:

Shareholder Fees                                                  Provident
  (fees paid directly from your investment)                   Investment Counsel
                                                              Small Cap Growth I

Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                None
Maximum deferred sales (load) charge
  (as a percentage of purchase or sale price, whichever is less)     None
Redemption and Exchange fee*                                         1.00%
-----------------

* Shareholders will be charged a 1% fee on redemptions or exchanges made within 30 days of purchase.

The following paragraph has been added into "Transaction Services" portion of the "Investor Services" on page 12 of the prospectus:

Exchange Privilege
You may sell your Fund shares and buy shares of other Funds by telephone or in writing. Note that exchanges into each Fund are limited to four per calendar year, may under certain circumstances involve payment of a redemption fee, and may have tax consequences for you. Also see "Shareholder Account Policies".

Investors   should  retain  this  supplement  with  the  prospectus  for  future reference. Please call (800) 618-7643 with any questions.